Fair Value Measurements - Reconciliation of Level 3 Liabilities (Details) - Contingent consideration - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
A reconciliation of the beginning and ending balances of Level 3 liabilities
Beginning balance	$ 281.0	$ 269.9
Plated acquisition	60.1	0.0
Change in fair value	(50.9)	16.0
Payments	(230.2)	(4.9)
Ending balance	$ 60.0	$ 281.0